Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Classification of Financial Instruments	Classification of financial instruments
	As of December 31
	2024	2023
Financial assets
Cash and cash equivalents (including deposits with banks)	3,204	597
Loans and receivables	1,144	2,452
	4,348	3,049

Financial liabilities
Financial liabilities measured at amortized cost	2,902	2,725
Financial liabilities measured at fair value through profit and loss	-	574
	2,902	3,299

Schedule of Financial Instruments Measured at Fair Value through Profit and Loss	Set forth below is the classification of the Company’s financial instruments, that are measured at fair value through profit and loss, in accordance with the above hierarchy as of the reporting dates:
	Level 1	Level 3	Total
As of December 31, 2023

Financial liabilities	-	574	574

Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss	Set forth below are the movements in the Company’s Level 3 financial liabilities measured at fair value through profit and loss in the reporting periods:
For the year ended December 31, 2023:

Balance as of at January 1, 2024	574
Change in fair value	47
SAFE exercised	(456)
Warrant exercised	(165)
For the year ended of December 31, 2024	-

Balance as of January 1, 2023	522
Total (profit) loss recognized in profit and loss	52
For the year ended of December 31, 2023	574

Schedule of Linkage Terms of Financial Instruments

As of December 31, 2024:

	NIS	Unlinked	Other	Total

Cash and cash equivalents (including deposits with banks)	1,595	1,585	24	3,204
Loans and receivables	683	461	-	1,144
Total financial assets	2,278	2,046	24	4,348

Trade payable	649	395	110	1,154
Other accounts payables	695	145	-	840
Lease liabilities	908	-	-	908
Total financial liabilities	2,252	540	110	2,902

Total financial assets (liabilities), net	26	1,506	(86)	1,446

As of December 31, 2023:

	NIS	Unlinked	Other	Total
Cash and cash equivalents (including deposits with banks)	539	58	-	597
Loans and receivables	1,747	704	1	2,452
Total financial assets	2,286	762	1	3,049

Loans from interested parties and others	43	-	-	43
Warrants	165	-	-	165
Trade payable	421	836	58	1,315
Other accounts payables	527	647	-	1,174
SAFE	409	-	-	409
Loans from banks	98	-	-	98
Lease liabilities	95	-	-	95
Total financial liabilities	1,758	1,483	58	3,299
Total financial assets (liabilities), net	528	(721)	(57)	(250)

Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts

As of December 31, 2024:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,154	-	-	1,154
Payables and credit balances	840	-	-	840
Lease liability	100	77	80	257
	2,094	77	80	2,251

As of December 31, 2023:

	Up to one year	One to two years	From two years to three years	Total

Trade payable	1,315	-	-	1,315
Payables and credit balances	1,175	-	-	1,175
Lease liability	65	33	1	99
Credit from banking corporations	73	26	-	99
	2,628	59	1	2,688